Average Annual Total Returns - FidelityOTCK6Portfolio-PRO - FidelityOTCK6Portfolio-PRO - Fidelity OTC K6 Portfolio	Sep. 29, 2023
Fidelity OTC K6 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(32.32%)
Since Inception	11.51%
NS004
Average Annual Return:
Past 1 year	(32.54%)
Since Inception	9.38%	[1]

[1]	AFrom June 13, 2019.